IMPAIRMENT CHARGES (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Impairment Charges And Inventory Provisioning [Abstract]
Schedule of impairment charges and inventory provisioning

	Six month period ended
	June 30,2024	June 30,2023
	US$’000	US$’000

Impairment of PP&E	446	3,492
Impairment of goodwill and other intangible assets	-	5,823
Impairment of financial assets	-	1,500

Total impairment loss	446	10,815